Commitments and Contingencies (Tables)	12 Months Ended
Feb. 28, 2019
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments	The Company is committed to future minimum annual lease payments related to real estate operating leases as follows:

For the fiscal years ending:
2020	$37
2021	29
2022	27
2023	28
2024	23
Thereafter	57
$201